Commitments and Contingencies	12 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
(8)	Commitments and Contingencies:

Operating leases – The Company leases office equipment, office space, and lab space under operating leases expiring through December 2014. For the years ended June 30, 2012 and 2013, rent expense under these and other operating leases was $82 and $102, respectively. Minimum future lease payments under non-cancelable operating leases as of June 30, 2013 in the aggregate are:

Fiscal Year Ending June 30,	Amount
2014	$81
2015	23

Total minimum future lease payments	$104

Other contingencies – Under various agreements, the Company will be required to pay royalties and milestone payments upon the successful development and commercialization of products. The Company has entered into funding agreements with various not-for-profit organizations. The Company may become obligated to pay royalties on net product sales of any collaboration product that it successfully develops and subsequently commercializes or, if it out-licenses rights to a collaboration product, a specified percentage of certain payments it receives from its licensee. The Company is not obligated to make such payments unless and until annual sales of a collaboration product exceed a designated threshold. The Company’s obligation to make such payments would end upon its payment of a specified amount.

The Company is also party to various agreements entered into in the ordinary course of its business, principally relating to licensed technology, that require future payments relating to milestones or royalties on future sales of specified products. At June 30, 2013, the Company had nine license agreements with six different entities, including five with the University of Florida Research Foundation. Several of these entities are stockholders of the Company. The Company is required to pay minimum annual royalty and license maintenance for all licenses until such time when the license is terminated by either expiration of underlying patents or voluntary termination by either party per the agreement. Once a product reaches commercialization, the above-mentioned minimum annual payments will be replaced by annual royalties ranging from 0.5% to 4.0% on net sales. The Company is responsible for all costs related to preparation, filing, issuance, prosecution and maintenance of the underlying patents covered in the license agreements. As of June 30, 2013, the Company held one license where certain milestones have been met that requires additional royalty payments. The Company may terminate its license agreements with zero to ninety days written notice depending upon the terms of each specific agreement. The Company paid annual royalty and license maintenance payments of $41 and $61 for the fiscal years ended June 30, 2012 and 2013, respectively. All royalty and license maintenance payments are included in research and development expenses on the statement of operations.

Minimum annual royalty and license maintenance payments under these agreements are as follows:

Fiscal Year Ending June 30,	Amount
2014	$81
2015	$101
2016 and every fiscal year thereafter	$141

The Company enters into standard indemnification agreements in the ordinary course of business. Pursuant to the agreements, the Company indemnifies, holds harmless, and agrees to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally the Company’s business partners or customers, in connection with any U.S. patent or any copyright or other intellectual property infringement claim by any third party with respect to the Company’s products. The term of these indemnification agreements is generally perpetual. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. From time to time, the Company is involved in various claims and legal actions that arise in the normal course of business. Management believes that the outcome of such legal actions will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.